Company Information (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 21, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 20, 2023
[custom:ProceedsFromTheMergerAndPIPE]	$ 21,014				$ 21,014	$ 21,014
Asset, Held-in-Trust, Current	1,264					1,264
Proceeds from Other Equity	$ 19,750					19,750
Shares Issued, Price Per Share								$ 0.01
Operating Income (Loss)		$ 7,828	$ 8,562	22,458	$ 25,831	46,395	35,544
Retained Earnings (Accumulated Deficit)		$ 126,587		$ 126,587		$ 104,457	$ 83,762
Common Class A [Member]
Shares Issued, Price Per Share	$ 10.00					$ 10.00